Cover	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2023
Entity File Number	333-213698
Entity Registrant Name	CLANCY CORP.
Entity Central Index Key	0001681769
Entity Tax Identification Number	30-0944559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 805
Entity Address, Address Line Two	West Building 4
Entity Address, Address Line Three	Xintiandi Business Center
Entity Address, City or Town	Gongshu District, Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Country Region	+86
City Area Code	189
Local Phone Number	1098-4577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false